Brown Advisory Sustainable Growth Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.4%
Communication Services - 3.6%
2,326,925	Alphabet, Inc. - Class A*	241,371,930
Consumer Discretionary - 11.3%
2,684,596	Amazon.com, Inc.*	277,291,921
95,460	Chipotle Mexican Grill, Inc.*	163,073,363
442,340	Home Depot, Inc.	130,543,381
1,576,994	NIKE, Inc.	193,402,544
		764,311,209
Financials - 11.5%
1,471,607	Blackstone, Inc.	129,265,959
1,621,287	Block, Inc.*	111,301,353
391,003	MSCI, Inc.	218,840,469
1,421,968	Visa, Inc.	320,596,905
		780,004,686
Health Care - 22.6%
355,874	Bio-Rad Laboratories, Inc.*	170,470,763
1,098,932	Danaher Corp.	276,974,821
1,889,338	Edwards Lifesciences Corp.*	156,304,933
437,587	IDEXX Laboratories, Inc.*	218,828,507
462,025	Thermo Fisher Scientific, Inc.	266,297,349
561,303	UnitedHealth Group, Inc.	265,266,185
525,410	West Pharmaceutical Services, Inc.	182,038,803
		1,536,181,361
Industrials - 5.8%
2,226,213	Fortive Corp.	151,760,940
1,260,832	Verisk Analytics, Inc.	241,903,228
		393,664,168
Information Technology - 37.8%
298,598	Adobe, Inc.*	115,070,711
812,553	Analog Devices, Inc.	160,251,703
688,073	Atlassian Corp.*	117,777,455
763,678	Autodesk, Inc.*	158,967,212
1,063,449	Cadence Design Systems, Inc.*	223,420,000
3,375,455	Dynatrace, Inc.*	142,781,747
324,563	Gartner, Inc.*	105,732,889
634,616	Intuit, Inc.	282,930,851
3,596,158	Marvell Technology, Inc.	155,713,641
1,204,319	Microsoft Corp.	347,205,168
433,005	Monolithic Power Systems, Inc.	216,736,323
1,196,683	NVIDIA Corp.	332,402,637
442,933	ServiceNow, Inc.*	205,839,824
		2,564,830,161
Materials - 1.8%
744,586	Ecolab, Inc.	123,251,321
Total Common Stocks (Cost $4,863,454,189)		6,403,614,836

Real Estate Investment Trusts - 3.8%
1,268,468	American Tower Corp.	259,198,751
Real Estate Investment Trusts (Cost $272,728,206)		259,198,751

Short-Term Investments - 1.6%
Money Market Funds - 1.6%
110,661,153	First American Government Obligations Fund - Class Z, 4.61%#	110,661,153
Total Short-Term Investments (Cost $110,661,153)		110,661,153
Total Investments - 99.8% (Cost $5,246,843,548)		6,773,474,740
Other Assets in Excess of Liabilities - 0.2%		9,994,371
NET ASSETS - 100.0%		$6,783,469,111

* Non-income producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.